Concentration of Credit Risk (Tables)	6 Months Ended
Mar. 31, 2025
Concentration of Credit Risk [Abstract]
Schedule of Group’s Total Revenue

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total revenue.

	For the six months ended March 31,
	2025	2024
Percentage of the Group’s total revenue
Customer N	25.37%	*
Customer L	24.09%	*
Customer M	12.43%	*
Customer O	12.10%	*
Customer E	*	15.14%
Customer H	*	12.60%
Customer G	*	10.66%

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total accounts receivable:

	As of March 31, 2025	As of September 30, 2024
Percentage of the Group’s accounts receivable
Customer K	30.30%	17.66%
Customer L	25.54%	14.17%
Customer M	18.38%	13.29%
Customer N	16.52%	10.51%
Customer E	*	42.10%

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total contract liabilities:

	As of March 31, 2025	As of September 30, 2024
Percentage of the Group’s contract liabilities
Customer O	44.16%	22.79%
Customer J	32.43%	13.26%
Customer G	22.25%	17.41%
Customer P	*	13.08%
Customer Q	*	11.06%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended March 31,
	2025	2024
Percentage of the Group’s purchase
Supplier S	19.43%	*
Supplier B	17.61%	13.15%
Supplier O	14.81%	*
Supplier F	10.74%	*
Supplier J	*	25.68%
Supplier H	*	10.85%
Supplier I	*	10.41%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payable to suppliers:

	As of March 31, 2025	As of September 30, 2024
Percentage of the Group’s account payable
Supplier C	60.92%	33.07%
Supplier I	11.91%	*
Supplier O	*	20.05%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total advance to suppliers:

	As of March 31, 2025	As of September 30, 2024
Percentage of the Group’s advance to
Supplier T	95.61%	*
Supplier P	*	46.85%
Supplier Q	*	27.22%

*	represent percentage less than 10%